UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5281

                      Oppenheimer Champion Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

         Date of reporting period: October 1, 2003 - September 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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TOP FIVE HOLDINGS BY ISSUER
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Dow Jones CDX High Yield Index                                             3.7%
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Allied Waste North America, Inc.                                           1.2
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Dynergy, Inc.                                                              1.1
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Nextel Communications, Inc.                                                1.1
-------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc                                        1.1

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

  A                     0.7%
  BBB                   2.1
  BB                   22.5
  B                    48.4
  CCC                   9.1
  CC                    0.4
  C                     0.1
  D                     0.1
  Not Rated            15.6
  Other Securities      1.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are subject to change, and based on total investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently less than 16% of total investments) but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
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                      8 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund achieved strong returns compared to its primary benchmark, the Lehman Brothers Credit Index, which we attribute primarily to favorable market conditions and our emphasis on lower-rated bonds, especially during the first half of the reporting period.

      When the reporting period began at the end of September 2003, U.S. fixed-income securities were recovering from sharp price declines that occurred during the summer of 2003. Although the more interest rate-sensitive areas of the market were most severely affected, corporate bonds also lost some value in July and August. However, corporate bond prices rebounded gradually during the fall of 2003 as investors anticipated improving business conditions.

      In this generally constructive environment, we emphasized corporate bonds at the lower end of the high-yield range, including bonds in the "triple-C" rating category. This positioning benefited performance when lower-rated bonds produced more robust returns than their higher-rated counterparts. The Fund enjoyed particularly strong results from bonds issued by economically sensitive companies in the wireless telecommunications, cable television, basic materials, utilities and paper industries. The Fund also benefited from its relatively light exposure to industries whose bonds generally lagged the averages, such as airlines.

      The Fund's investments in equity securities, which comprised approximately 5% of assets during the reporting period, also fared well in the recovering economy. We invested in the stocks of companies whose debt securities were priced to a lower credit quality than we believed the company deserved. As operating results improved for these credits, their equity generally outperformed the debt portions of their capital structures.

      The Fund's returns began to moderate during the summer of 2004, as a number of companies faced with conflicting messages regarding the outlook for future growth, ratcheted down earnings expectations. As a result, credit-wise, higher quality bonds began to outperform their more speculative counterparts. Because the Fund continued to emphasize lower-rated bonds, it was more severely affected by these developments than its primary benchmark. The Fund's focus on shorter-maturity bonds also hindered its relative performance toward the end of the reporting period, when investors mostly favored longer-duration assets. Finally, the Fund's investments in highly leveraged utilities, such as Calpine Corp.; an amusement park chain; and other weather-sensitive businesses,


                      9 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

such as a garden hose manufacturer, suffered when cooler-than-normal weather reduced customer demand and adversely affected their earnings.

      We began to cut back the Fund's holdings of lower-rated bonds during the summer of 2004, locking in profits on securities that had appreciated in value. We generally redeployed those assets to bonds in higher rated, better-capitalized issuers. In our view, shifting the Fund's focus toward higher-quality, less levered companies is likely to position the Fund for the next phase of the economic cycle.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2004. In the case of Class A and Class C shares, performance is measured over a ten-year fiscal period. In the case of Class B shares, performance is measured from inception of the Class on October 2, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of Lehman Brothers Credit Index and the Merrill Lynch High Yield Master Index. The Lehman Brothers Credit Index is an unmanaged index of publicly-issued nonconvertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. The Merrill Lynch High Yield Master Index is an index of below investment grade (ratings are generally comparable to below BBB of S&P) U.S. corporate issuers. It is widely recognized as a measure of the U.S. corporate high yield bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                      10 | OPPENHEIMER CHAMPION INCOME FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Champion Income Fund (Class A)

    Lehman Brothers Credit Index

    Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Oppenheimer Champion  Lehman Brothers    Merrill Lynch High
     Date           Income Fund (Class A)    Credit Index     Yield Master Index

  09/30/1994                 9,525              10,000               10,000
  12/31/1994                 9,496              10,043               10,051
  03/31/1995                 9,807              10,638               10,657
  06/30/1995                10,231              11,429               11,333
  09/30/1995                10,486              11,699               11,664
  12/31/1995                10,891              12,277               12,052
  03/31/1996                11,213              11,960               12,227
  06/30/1996                11,412              12,014               12,395
  09/30/1996                11,879              12,254               12,879
  12/31/1996                12,351              12,680               13,385
  03/31/1997                12,364              12,553               13,526
  06/30/1997                12,952              13,070               14,168
  09/30/1997                13,537              13,582               14,722
  12/31/1997                13,822              13,978               15,102
  03/31/1998                14,426              14,192               15,523
  06/30/1998                14,401              14,558               15,783
  09/30/1998                13,471              15,085               15,218
  12/31/1998                13,882              15,176               15,655
  03/31/1999                14,496              15,069               15,825
  06/30/1999                14,593              14,833               15,931
  09/30/1999                14,434              14,875               15,732
  12/31/1999                14,795              14,880               15,901
  03/31/2000                14,636              15,092               15,615
  06/30/2000                14,864              15,278               15,713
  09/30/2000                14,927              15,747               15,925
  12/31/2000                14,153              16,277               15,299
  03/31/2001                14,791              16,972               16,249
  06/30/2001                14,381              17,153               16,043
  09/30/2001                13,555              17,810               15,395
  12/31/2001                14,384              17,970               16,248
  03/31/2002                14,438              17,922               16,566
  06/30/2002                13,752              18,441               15,548
  09/30/2002                13,218              19,268               15,058
  12/31/2002                13,865              19,861               16,062
  03/31/2003                14,656              20,338               17,170
  06/30/2003                16,021              21,313               18,831
  09/30/2003                16,472              21,282               19,307
  12/31/2003                17,458              21,388               20,435
  03/31/2004                17,779              22,089               20,891
  06/30/2004                17,780              21,332               20,708
  09/30/2004                18,349              22,228               21,668

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

    1-Year                5-Year              10-Year
    ------                ------              -------
    6.11%                  3.90%               6.26%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD.
SEE PAGE 15 FOR FURTHER INFORMATION.


                      11 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Champion Income Fund (Class B)

     Lehman Brothers Credit Index

     Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Oppenheimer Champion  Lehman Brothers    Merrill Lynch High
     Date           Income Fund (Class B)    Credit Index     Yield Master Index

  10/02/1995                10,000              10,000               10,000
  12/31/1995                10,353              10,494               10,332
  03/31/1996                10,634              10,223               10,483
  06/30/1996                10,800              10,269               10,627
  09/30/1996                11,220              10,475               11,041
  12/31/1996                11,643              10,839               11,476
  03/31/1997                11,634              10,730               11,596
  06/30/1997                12,164              11,172               12,146
  09/30/1997                12,690              11,609               12,622
  12/31/1997                12,930              11,948               12,947
  03/31/1998                13,470              12,130               13,308
  06/30/1998                13,424              12,443               13,531
  09/30/1998                12,532              12,894               13,047
  12/31/1998                12,890              12,972               13,422
  03/31/1999                13,436              12,880               13,567
  06/30/1999                13,500              12,679               13,658
  09/30/1999                13,329              12,714               13,487
  12/31/1999                13,626              12,719               13,633
  03/31/2000                13,464              12,900               13,387
  06/30/2000                13,636              13,059               13,471
  09/30/2000                13,667              13,460               13,653
  12/31/2000                12,943              13,913               13,116
  03/31/2001                13,490              14,507               13,931
  06/30/2001                13,104              14,662               13,754
  09/30/2001                12,327              15,224               13,198
  12/31/2001                13,081              15,360               13,930
  03/31/2002                13,130              15,319               14,202
  06/30/2002                12,506              15,762               13,330
  09/30/2002                12,020              16,470               12,909
  12/31/2002                12,608              16,977               13,770
  03/31/2003                13,328              17,384               14,720
  06/30/2003                14,569              18,218               16,144
  09/30/2003                14,979              18,192               16,552
  12/31/2003                15,876              18,282               17,519
  03/31/2004                16,168              18,881               17,911
  06/30/2004                16,169              18,234               17,753
  09/30/2004                16,688              19,000               18,576

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 09/30/04

    1-Year                5-Year        Since Inception (10/2/95)
    ------                ------        ------------------------
    5.58%                  3.86%                  5.86%


                      12 | OPPENHEIMER CHAMPION INCOME FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class C)

   Lehman Brothers Credit Index

   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Oppenheimer Champion  Lehman Brothers    Merrill Lynch High
     Date           Income Fund (Class C)    Credit Index     Yield Master Index

  09/30/1994                10,000              10,000               10,000
  12/31/1994                 9,943              10,043               10,051
  03/31/1995                10,248              10,638               10,657
  06/30/1995                10,671              11,429               11,333
  09/30/1995                10,916              11,699               11,664
  12/31/1995                11,317              12,277               12,052
  03/31/1996                11,621              11,960               12,227
  06/30/1996                11,813              12,014               12,395
  09/30/1996                12,274              12,254               12,879
  12/31/1996                12,738              12,680               13,385
  03/31/1997                12,729              12,553               13,526
  06/30/1997                13,309              13,070               14,168
  09/30/1997                13,885              13,582               14,722
  12/31/1997                14,155              13,978               15,102
  03/31/1998                14,736              14,192               15,523
  06/30/1998                14,687              14,558               15,783
  09/30/1998                13,711              15,085               15,218
  12/31/1998                14,103              15,176               15,655
  03/31/1999                14,700              15,069               15,825
  06/30/1999                14,770              14,833               15,931
  09/30/1999                14,582              14,875               15,732
  12/31/1999                14,906              14,880               15,901
  03/31/2000                14,729              15,092               15,615
  06/30/2000                14,918              15,278               15,713
  09/30/2000                14,949              15,747               15,925
  12/31/2000                14,156              16,277               15,299
  03/31/2001                14,768              16,972               16,249
  06/30/2001                14,331              17,153               16,043
  09/30/2001                13,482              17,810               15,395
  12/31/2001                14,279              17,970               16,248
  03/31/2002                14,306              17,922               16,566
  06/30/2002                13,600              18,441               15,548
  09/30/2002                13,047              19,268               15,058
  12/31/2002                13,678              19,861               16,062
  03/31/2003                14,416              20,338               17,170
  06/30/2003                15,730              21,313               18,831
  09/30/2003                16,139              21,282               19,307
  12/31/2003                17,075              21,388               20,435
  03/31/2004                17,356              22,089               20,891
  06/30/2004                17,326              21,332               20,708
  09/30/2004                17,847              22,228               21,668

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 09/30/04

    1-Year                5-Year              10-Year
    ------                ------              -------
    9.59%                  4.13%               5.96%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION.SEE PAGE 15 FOR FURTHER INFORMATION.


                      13 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class N)

   Lehman Brothers Credit Index

   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Oppenheimer Champion  Lehman Brothers    Merrill Lynch High
     Date           Income Fund (Class N)    Credit Index     Yield Master Index

  03/01/2001                10,000              10,000               10,000
  03/31/2001                 9,680              10,062                9,868
  06/30/2001                 9,412              10,169                9,743
  09/30/2001                 8,871              10,559                9,349
  12/31/2001                 9,419              10,653                9,867
  03/31/2002                 9,437              10,625               10,060
  06/30/2002                 8,983              10,932                9,442
  09/30/2002                 8,630              11,423                9,144
  12/31/2002                 9,051              11,775                9,754
  03/31/2003                 9,560              12,057               10,427
  06/30/2003                10,428              12,635               11,436
  09/30/2003                10,710              12,617               11,725
  12/31/2003                11,340              12,680               12,410
  03/31/2004                11,536              13,095               12,687
  06/30/2004                11,526              12,647               12,575
  09/30/2004                11,895              13,178               13,158

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 09/30/04

    1-Year            5-Year             Since Inception (3/1/01)
    ------            ------             ------------------------
    10.07%              N/A                        4.97%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 15 FOR FURTHER INFORMATION.


                      14 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      15 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                      16 | OPPENHEIMER CHAMPION INCOME FUND
exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          BEGINNING          ENDING         EXPENSES
                          ACCOUNT            ACCOUNT        PAID DURING
                          VALUE              VALUE          6-MONTHS ENDED
                          (4/1/04)           (9/30/04)      SEPTEMBER 30, 2004
------------------------------------------------------------------------------
Class A Actual            $1,000.00          $1,032.10                   $5.40
------------------------------------------------------------------------------
Class A Hypothetical       1,000.00           1,019.70                    5.37
------------------------------------------------------------------------------
Class B Actual             1,000.00           1,028.30                    9.17
------------------------------------------------------------------------------
Class B Hypothetical       1,000.00           1,016.00                    9.11
------------------------------------------------------------------------------
Class C Actual             1,000.00           1,028.30                    9.22
------------------------------------------------------------------------------
Class C Hypothetical       1,000.00           1,015.95                    9.16
------------------------------------------------------------------------------
Class N Actual             1,000.00           1,031.20                    7.49
------------------------------------------------------------------------------
Class N Hypothetical       1,000.00           1,017.65                    7.44

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A         1.06%
------------------------
Class B         1.80
------------------------
Class C         1.81
------------------------
Class N         1.47

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.


                      17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.2%
-----------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1             $ 3,000,000    $ 3,105,469
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                   2,710,712        406,607
-----------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                                                     437,665        116,802
                                                                                                -----------
Total Asset-Backed Securities (Cost $5,496,175)                                                   3,628,878

-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
-----------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.856%, 4/29/39 1,2                                         750,000        772,969
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates,
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                            1,200,000        826,228
                                                                                                -----------
Total Mortgage-Backed Obligations (Cost $1,927,481)                                               1,599,197

-----------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
-----------------------------------------------------------------------------------------------------------
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan Participation Nts.,
Tranche A, 1/1/02 1,3,4 (Cost $3,866,575)                                          3,945,448             --

-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--78.4%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--21.2%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.1%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10      2,800,000      2,982,000
-----------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                             196,000        196,980
-----------------------------------------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                                                            5,570,000      6,753,625
10.125% Nts., 3/15/10                                                              2,000,000      2,280,000
-----------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                 3,600,000      3,582,000
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                             300,000        332,054
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                            300,000        268,500
-----------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                         3,000,000      3,075,000
-----------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13            900,000        972,000
-----------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                               2,000,000      2,311,448
-----------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 5                                                            1,200,000      1,122,000
11% Sr. Sub. Nts., 6/15/12                                                         1,450,000      1,160,000
-----------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                          3,600,000      4,095,000
-----------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13                  2,400,000      2,748,000
-----------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                             1,350,000      1,461,375
-----------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                         1,800,000      1,719,000
                                                                                                -----------
                                                                                                 35,058,982


                     18 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.6%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                               $ 1,675,000    $ 1,499,125
-----------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                      1,900,000      2,113,750
-----------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                    2,900,000      3,248,000
-----------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,3,4             7,500             --
-----------------------------------------------------------------------------------------------------------
Choctaw Resort Development Enterprise, 9.25% Sr. Unsec. Nts., 4/1/09               3,000,000      3,217,500
-----------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                 1,931,000      2,099,963
-----------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                   1,000,000      1,057,500
-----------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 12/1/12                                                                 200,000        233,500
7.625% Nts., 5/15/08                                                               1,750,000      1,968,750
-----------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                2,100,000      2,163,000
-----------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                   2,000,000      2,082,500
-----------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                    1,750,000      1,767,500
9% Sr. Sub. Nts., 3/15/12                                                          2,400,000      2,676,000
-----------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                   3,250,000      3,640,000
-----------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Nts., 8/15/12 5                                 1,800,000      1,905,750
-----------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                      1,000,000      1,155,000
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                      4,000,000      4,560,000
-----------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                5,500,000      6,098,125
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                 1,000,000      1,116,250
-----------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                                                      1,200,000      1,251,000
8% Sr. Sub. Nts., 4/1/12                                                           1,300,000      1,443,000
-----------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 5                                             2,250,000      2,368,125
-----------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                      4,500,000      5,107,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                               3,350,000      3,743,625
-----------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10                          2,200,000      2,422,750
-----------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                  2,500,000      2,518,750
-----------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,3,4                                   3,900,000             --
-----------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                              1,700,000      1,933,750
-----------------------------------------------------------------------------------------------------------
River Rock Entertainment LLC, 9.75% Sr. Nts., 11/1/11 1                              525,000        555,188
-----------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                        2,000,000      2,345,000
-----------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                     2,000,000      1,885,000
9.625% Sr. Nts., 6/1/14                                                              146,000        137,240
9.75% Sr. Nts., 4/15/13                                                              400,000        380,000
-----------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                 5,150,000      5,851,688


                     19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                               $ 6,150,00O    $ 6,288,375
9.875% Sr. Unsec. Sub. Nts., 7/1/10 1                                              2,525,000      2,676,500
-----------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                3,500,000      3,854,375
-----------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                  2,700,000      3,159,000
-----------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                   2,700,000      2,740,500
-----------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10           2,200,000      2,557,500
                                                                                                -----------
                                                                                                 95,821,079

-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                   2,800,000      3,108,000
-----------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                         2,100,000      2,241,750
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                 400,000        449,000
9.75% Sr. Sub. Nts., 9/15/10                                                         600,000        727,500
-----------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                       1,600,000      1,796,000
-----------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                     1,550,000      1,751,500
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                1,950,000      2,179,125
-----------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                      2,800,000      3,157,000
-----------------------------------------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11 5                                      1,200,000      1,314,000
-----------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                     900,000        913,500
-----------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                               2,000,000      2,310,000
-----------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                           1,500,000      1,670,625
-----------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                       1,900,000      2,128,000
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                              1,800,000      2,038,500
-----------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13 1                                2,500,000      2,900,000
-----------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                            2,900,000      2,791,250
                                                                                                -----------
                                                                                                 31,475,750

-----------------------------------------------------------------------------------------------------------
MEDIA--9.4%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4                                                 1,740,000      1,513,800
8.125% Sr. Nts., Series B, 7/15/03 3,4                                             5,000,000      4,400,000
10.25% Sr. Unsec. Nts., 11/1/06 3,4                                                1,000,000        905,000
10.875% Sr. Unsec. Nts., 10/1/10 3,4                                               2,700,000      2,497,500
-----------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                1,500,000      1,560,000
-----------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Sub. Nts., 3/1/14 5                                                         2,100,000      1,984,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                 4,059,000      4,190,918


                     20 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
MEDIA Continued
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                              $ 3,450,000    $ 3,596,625
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                         450,000        475,875
------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                            1,500,000      1,593,750
------------------------------------------------------------------------------------------------------------
CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts., Series B, 4/15/13                   900,000        972,000
------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                 2,100,000      2,136,750
------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                         700,000        743,750
------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts., 9/15/10             4,250,000      4,361,563
------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 6                                     5,300,000      3,312,500
8.375% Sr. Nts., Second Lien, 4/30/14 5                                             5,600,000      5,593,000
------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                 1,400,000      1,571,500
------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                           4,800,000      3,324,000
------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                              1,800,000      1,995,750
------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                 3,450,000      3,652,688
------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec
Nts., 11/15/09                                                                      3,500,000      4,042,500
------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                          10,100,000     10,655,500
------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr. Unsec. Nts.,
3/15/13                                                                             8,350,000      9,539,875
------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 12.625% Sr. Unsec. Disc. Nts., Series B, 3/1/08 1,3,4           2,400,000         15,000
------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 5,7                                                        6,800,000      6,791,500
9.125% Sr. Nts., 1/15/09                                                            4,991,000      5,577,443
------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                           2,400,000      2,502,000
------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14      1,500,000      1,620,000
------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                     3,000,000      3,202,500
------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                            4,046,000      3,762,780
------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                1,750,000      1,973,125
------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11                                   600,000        630,000
------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                     350,000        367,500
------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                               1,000,000      1,080,000
------------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 5                                   2,175,000      2,256,563
------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                  1,800,000      1,849,500
------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                         1,350,000      1,478,250
------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                 3,346,000      3,237,255
------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                        4,600,000      4,554,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                1,800,000      1,867,500


                     21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL           VALUE
                                                                                AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------
MEDIA Continued
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                      $  400,000    $    516,632
------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 5                                       3,700,000       3,866,500
------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13 5                                                       4,500,000       4,303,125
8.875% Sr. Unsec. Nts., 5/15/11                                                146,000         146,730
------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 5                                                  1,900,000       2,156,500
10.875% Sr. Sub. Nts., 12/15/12 5                                            3,100,000       3,774,250
------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11               1,950,000       2,159,625
------------------------------------------------------------------------------------------------------
Rainbow National Services LLC:
8.75% Sr. Nts., 9/1/12 5                                                     3,300,000       3,440,250
10.375% Sr. Sub. Nts., 9/1/14 5                                              2,100,000       2,210,250
------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                             7,050,000       7,349,625
8.75% Sr. Sub. Nts., 12/15/11                                                1,250,000       1,362,500
------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09      4,750,000       4,999,375
------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                  1,850,000       1,998,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                     800,000         864,000
------------------------------------------------------------------------------------------------------
Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09                          1,100,000       1,226,500
------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                               3,000,000       2,745,000
                                                                                          ------------
                                                                                           160,503,122

------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                              1,000,000       1,105,000
9.875% Nts., 10/1/11                                                         1,000,000       1,195,000
                                                                                          ------------
                                                                                             2,300,000

------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                     2,500,000       2,650,000
------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 5                950,000         904,875
------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                 2,500,000       2,887,500
------------------------------------------------------------------------------------------------------
Building Materials Corp. of America:
7.75% Sr. Nts., 8/1/14 5                                                     1,600,000       1,592,000
8% Sr. Nts, 12/1/08                                                          1,350,000       1,393,875
------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 7% Sr. Unsec. Nts., 1/15/14                                  2,700,000       2,625,750
------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08 1       500,000         502,500
------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 6/1/1 5                          2,200,000       2,376,000
------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                   750,000         806,250


                      22 | OPPENHEIMER CHAMPION INCOME FUND

                                                                            PRINCIPAL          VALUE
                                                                               AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 5                                                  $2,000,000    $ 2,045,000
8.50% Sr. Sub. Nts., 8/1/14 5                                               2,800,000      2,793,000
----------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                  3,000,000      3,495,000
----------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10           1,100,000      1,144,000
                                                                                         -----------
                                                                                          25,215,750

----------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 5                                     2,700,000      2,895,750
----------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                     2,150,000      2,160,750
11.625% Sr. Unsec. Nts., 1/15/08                                              800,000        830,000
12.25% Sr. Nts., 12/15/12                                                   1,100,000      1,168,750
----------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 5                          1,250,000      1,362,500
----------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                       2,000,000      2,180,000
                                                                                         -----------
                                                                                          10,597,750

----------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.6%
----------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                   2,000,000      2,205,000
----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
B&G Foods, Inc., 9.625% Sr. Sub. Nts., 8/1/07 1                             4,000,000      4,104,000
----------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11       846,000        651,420
----------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                  1,146,000      1,240,545
----------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                2,600,000      2,743,000
9.50% Sr. Sec. Nts., 2/15/11                                                1,600,000      1,768,000
                                                                                         -----------
                                                                                          10,506,965

----------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                 3,500,000      3,745,000
----------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12      1,650,000      1,773,750
----------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Nts., 11/1/14 5                900,000        904,500
----------------------------------------------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12                                              3,600,000      4,023,000
9.25% Sr. Unsec. Sub. Nts., 5/15/11                                         1,450,000      1,602,250
----------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                 3,900,000      4,182,750
----------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                     3,000,000      3,285,000
8.875% Sr. Unsec. Nts., 3/15/11                                             1,300,000      1,420,250
----------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11 1               1,500,000      1,597,500


                     23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         PRINCIPAL          VALUE
                                                                            AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 5                                          $2,000,000    $ 1,895,000
8.25% Sr. Sub. Nts., 12/1/13 5                                             900,000        852,750
-------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                  2,400,000      2,658,000
-------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                   2,500,000      2,756,250
-------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                  4,000,000      4,040,000
8.50% Sr. Unsec. Nts., 2/1/11                                              146,000        153,300
-------------------------------------------------------------------------------------------------
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 [EUR]                                     1,000,000      1,330,705
10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                                    1,000,000      1,848,328
                                                                                      -----------
                                                                                       38,068,333

-------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                3,600,000      3,721,500
-------------------------------------------------------------------------------------------------
Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub. Nts., 8/15/09 1          2,500,000      2,737,500
-------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                 2,500,000      2,662,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                        200,000        206,000
                                                                                      -----------
                                                                                        9,327,500

-------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14               1,200,000      1,266,000
-------------------------------------------------------------------------------------------------
ENERGY--8.4%
-------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08             2,750,000      2,942,500
-------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                             1,200,000      1,326,000
-------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts., 12/15/09                        1,200,000      1,347,000
-------------------------------------------------------------------------------------------------
Hanover Compress Co., 8.625% Sr. Nts., 12/15/10                          2,400,000      2,616,000
-------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08     1,500,000      1,620,000
-------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08          7,000,000      7,752,500
-------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                        5,800,000      5,945,000
-------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                     1,500,000      1,620,000
-------------------------------------------------------------------------------------------------
Superior Energy Services, Inc., LLC, 8.875% Sr. Unsec. Nts., 5/15/11     2,000,000      2,195,000
-------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10         2,800,000      2,982,000
                                                                                      -----------
                                                                                       30,346,000

-------------------------------------------------------------------------------------------------
OIL & GAS--6.6%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                               1,400,000      1,582,000
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.875% Sr. Unsec. Nts., 1/15/16                                          1,120,000      1,176,000
8.375% Sr. Unsec. Nts., 11/1/08                                          1,400,000      1,533,000
9% Sr. Nts., 8/15/12                                                     2,200,000      2,524,500


                     24 | OPPENHEIMER CHAMPION INCOME FUND

                                                                              PRINCIPAL           VALUE
                                                                                 AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------
OIL & GAS Continued
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                              $ 4,846,000    $  4,833,885
-------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                    1,800,000       1,782,000
-------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11      2,691,000       3,037,466
-------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                 6,550,000       6,599,125
-------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 5.60% Sr. Nts., 10/15/14 5,7                2,900,000       2,927,614
-------------------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                                 1,750,000       1,863,750
-------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                      2,800,000       3,059,000
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp.:
6.625% Sr. Nts., 10/1/11 5,7                                                  1,500,000       1,526,250
11.75% Sr. Nts., 11/15/09                                                     5,600,000       5,999,000
-------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP:
8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/10                                  2,014,000       2,353,863
10.625% Sr. Sub. Nts., 12/1/12 1                                                602,000         758,520
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14 5                                         4,500,000       4,713,750
8.375% Sr. Sub. Nts., 8/15/12                                                 2,800,000       3,164,000
-------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 5.875% Sr. Unsec. Nts., 7/15/16                1,000,000       1,045,788
-------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14 5               2,300,000       2,478,250
-------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                        2,800,000       2,912,000
9.50% Sr. Nts., 2/1/13                                                        2,400,000       2,838,000
-------------------------------------------------------------------------------------------------------
Range Resources Corp., 7.375% Sr. Sub. Nts., 7/15/13                          1,800,000       1,899,000
-------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                           2,500,000       2,481,250
8% Sr. Unsub. Nts., 3/1/32                                                    4,000,000       4,150,000
8.875% Sr. Nts., 3/15/10                                                      1,800,000       2,034,000
-------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts., 12/15/11                      4,900,000       5,304,250
-------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                               3,000,000       3,408,750
-------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                              10,750,000      11,206,875
-------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                     2,400,000       2,604,000
9.625% Sr. Sub. Nts., 4/1/12                                                  1,396,000       1,622,850
-------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.125% Nts., 1/15/05 1                                                          800,000         809,000
8.875% Sr. Unsub. Nts., Series B, 7/15/12                                       600,000         732,750
-------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                          3,300,000       3,349,500
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                          11,500,000      12,678,750
7.625% Nts., 7/15/19                                                          1,600,000       1,760,000
-------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                      800,000         844,000
                                                                                           ------------
                                                                                            113,592,736


                     25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL          VALUE
                                                                                        AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
FINANCIALS--2.4%
-------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                           $1,350,000    $ 1,046,250
-------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts., 6/15/14 5                  6,050,000      6,564,250
-------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                  4,950,000      5,618,250
-------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08         3,450,000      2,259,750
                                                                                                  -----------
                                                                                                   15,488,500

-------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,2                              2,808,552      2,345,141
-------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                 578,000        621,350
-------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26                          750,000        821,250
-------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                            1,600,000      1,816,000
                                                                                                  -----------
                                                                                                    5,603,741

-------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub. Nts., 3/15/12 5     1,200,000      1,278,000
-------------------------------------------------------------------------------------------------------------
Jostens IH Corp., 7.625% Sr. Sub. Nts., 10/1/12 1,7                                  1,500,000      1,515,000
                                                                                                  -----------
                                                                                                    2,793,000

-------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Leap Wireless International, Inc.:
4/1/27, Escrow Shares 8                                                              2,800,000        112,000
4/1/27, Escrow Shares 8                                                              2,900,000         94,250
-------------------------------------------------------------------------------------------------------------
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                   1,000,000      1,138,404
                                                                                                  -----------
                                                                                                    1,344,654

-------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.9%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12 5        1,750,000      1,846,250
-------------------------------------------------------------------------------------------------------------
Felcor Lodging LP:
9% Sr. Nts., 6/1/11                                                                  3,540,000      3,911,700
10% Sr. Unsec. Nts., 9/15/08                                                           137,000        144,535
-------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                              1,325,000      1,369,719
-------------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                            4,300,000      4,783,750
-------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                      2,096,000      2,206,040
10.50% Sr. Unsec. Nts., 6/15/09                                                      1,400,000      1,540,000
                                                                                                  -----------
                                                                                                   15,801,994

-------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.5%
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Polypore, Inc., 8.75% Sr. Sub. Nts., 5/15/12 5                                       3,100,000      3,231,750


                      26 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL          VALUE
                                                                                  AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts., 10/3/10             $  814,502    $   930,569
-------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12            2,630,000      2,945,600
-------------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., 23.04% Sr. Disc. Nts., 5/15/08 1,9                  2,800,000      1,778,000
-------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 5            1,100,000      1,111,000
-------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 1               2,500,000      2,718,750
-------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11 1          1,700,000      1,734,000
-------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, Inc., 9% Sr. Sub. Nts., 10/1/14 5                  1,050,000      1,057,875
                                                                                            -----------
                                                                                             12,275,794

-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 5                              3,000,000      3,187,500
-------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                           2,000,000      2,050,000
-------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14 5                     1,700,000      1,827,500
-------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                   1,300,000      1,332,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                             2,200,000      2,480,500
-------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                   2,800,000      3,066,000
-------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                           1,100,000      1,204,500
-------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                 3,000,000      3,115,176
7.875% Sr. Nts., 2/1/11                                                          800,000        905,874
8.75% Sr. Nts., 9/1/10                                                         1,600,000      1,877,710
-------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                            4,000,000      3,890,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                           1,246,000      1,300,513
-------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11                   2,000,000      2,010,000
-------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A, 11/15/08     6,396,680      6,956,390
-------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                2,900,000      3,320,500
-------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 5                           650,000        754,813
-------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                          2,650,000      2,908,375
-------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09         2,142,000      2,479,365
-------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                      1,500,000      1,597,500
-------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                    2,200,000      2,365,000
-------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08                 4,800,000      5,328,000
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                       3,802,000      3,431,305
7.375% Nts., 2/1/13                                                              146,000        137,970
9.875% Sr. Nts., 7/1/14 5                                                      2,800,000      2,940,000
-------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                           3,400,000      3,570,000
7% Sr. Sub. Nts., 11/15/13                                                     1,900,000      1,942,750


                     27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL          VALUE
                                                                             AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 5                                                   $1,700,000    $ 1,768,000
10.75% Sr. Sub. Nts., 8/15/14 5                                           1,300,000      1,342,250
--------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                      5,000,000      5,550,000
                                                                                       -----------
                                                                                        74,639,991

--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11        2,800,000      2,849,000
--------------------------------------------------------------------------------------------------
INDUSTRIALS--8.9%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11            2,400,000      2,628,000
--------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                 1,700,000      1,687,250
8.50% Sr. Unsec. Nts., 10/1/10                                            1,100,000      1,204,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                         846,000        860,805
--------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                 500,000        558,750
--------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 1                   1,700,000      1,929,500
--------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                           2,600,000      2,795,000
--------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                  1,784,000      2,047,140
11% Sr. Sub. Nts., 2/15/13                                                1,493,000      1,784,135
--------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                      950,000        916,750
                                                                                       -----------
                                                                                        16,411,830

--------------------------------------------------------------------------------------------------
AIRLINES--0.3%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                      2,000,000      1,972,500
--------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 2,3                       6,825,000      2,457,000
                                                                                       -----------
                                                                                         4,429,500

--------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                  2,000,000      2,305,000
--------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                        1,789,000      1,985,790
--------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts., 12/1/11 5     1,200,000      1,176,000
                                                                                       -----------
                                                                                         5,466,790

--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.4%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                                                  5,800,000      6,148,000
8.50% Sr. Sub. Nts., 12/1/08                                              4,800,000      5,232,000
8.875% Sr. Nts., Series B, 4/1/08                                         2,700,000      2,943,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                    5,700,000      6,369,750
--------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,3,4     1,500,000             --
--------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                               3,500,000      3,430,000


                     28 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                 PRINCIPAL          VALUE
                                                                                    AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Coinmach Corp., 9% Sr. Nts., 2/1/10                                             $2,250,000    $ 2,345,625
---------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                      1,080,000      1,053,000
---------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                                           1,350,000      1,432,688
9.875% Sr. Nts., 5/1/09                                                          1,500,000      1,681,875
---------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 1             2,000,000      2,025,000
---------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                  1,920,000      1,956,000
---------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                      3,850,000      4,254,250
---------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                  2,400,000      2,391,000
---------------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09               2,125,000      2,326,875
---------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                          1,800,000      1,935,000
---------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                  7,100,000      6,336,750
---------------------------------------------------------------------------------------------------------
Videotron Ltee, 6.875% Sr. Unsec. Nts., 1/15/14                                  1,100,000      1,133,000
---------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375% Sr. Nts., 11/15/12                                3,000,000      3,321,615
---------------------------------------------------------------------------------------------------------
Waste Services, Inc., 9.50% Sr. Sub. Nts., 4/15/14 5                             1,200,000      1,146,000
                                                                                              -----------
                                                                                               57,461,428

---------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series C, 2/1/09     1,000,000        985,000
---------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                       1,234,000      1,425,270
                                                                                              -----------
                                                                                                2,410,270

---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Belden & Blake Corp., 8.75% Sr. Sec. Nts., 7/15/12 5                             2,150,000      2,300,500
---------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                         1,100,000      1,083,500
---------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                    2,000,000      2,230,000
---------------------------------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875% Sr. Unsec. Sub. Nts. 3/1/14               1,200,000      1,278,000
                                                                                              -----------
                                                                                                6,892,000

---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13              2,000,000      1,740,000
---------------------------------------------------------------------------------------------------------
JII Holdings LLC, 13% Sr. Sec. Nts., 4/1/07                                        175,000        157,500
---------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1                  7,500,000      6,900,000
                                                                                              -----------
                                                                                                8,797,500

---------------------------------------------------------------------------------------------------------
MACHINERY--1.8%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08 1                                      5,600,000      6,076,000
---------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                           600,000        637,500
10.50% Sr. Sub. Nts., 8/1/12 1                                                   3,350,000      3,877,625


                     29 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL          VALUE
                                                                                        AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
MACHINERY Continued
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 5                              $2,300,000    $ 2,449,500
-------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                                2,800,000      3,003,000
-------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                              1,900,000      2,099,500
-------------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                                    2,200,000      2,246,750
-------------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                                 2,500,000      2,637,500
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                  3,400,000      3,825,000
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                         500,000        567,500
-------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14 1                                  1,450,000      1,435,500
-------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09 1                                      2,000,000      2,210,000
                                                                                                  -----------
                                                                                                   31,065,375

-------------------------------------------------------------------------------------------------------------
MARINE--0.5%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                             4,600,000      5,290,000
-------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,3,4                        3,500,000         84,350
-------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,3,4     3,800,000      2,489,000
                                                                                                  -----------
                                                                                                    7,863,350

-------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                      2,800,000      2,877,000
-------------------------------------------------------------------------------------------------------------
Stena AB:
7.50% Sr. Unsec. Nts., 11/1/13                                                       2,783,000      2,800,394
9.625% Sr. Nts., 12/1/12                                                             1,800,000      2,018,250
                                                                                                  -----------
                                                                                                    7,695,644

-------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Horizon Lines LLC, 9% Nts., 11/1/12 5                                                1,700,000      1,802,000
-------------------------------------------------------------------------------------------------------------
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11                     1,250,000      1,140,625
                                                                                                  -----------
                                                                                                    2,942,625

-------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.7%
-------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,3,4             3,315,000      1,624,350
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                1,700,000      1,819,000
-------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Ingram Micro, Inc., 9.875% Sr.Unsec. Sub. Nts., 8/15/08                              4,000,000      4,395,000
-------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13                  4,100,000      4,202,500
                                                                                                  -----------
                                                                                                    8,597,500

-------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]                   3,386,201         42,112


                     30 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Globix Corp., 11% Sr. Nts., 5/1/08 1                                               $  285,923    $   264,479
------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3,4                  1,521,315             --
------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                                         3,250,000        159,148
11% Sr. Nts., 8/1/09 1,3,4                                                          1,938,350        130,839
------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., 13% Sr. Disc. Nts., 4/15/08 1,3,4                            4,750,000            475
                                                                                                 -----------
                                                                                                     597,053

------------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                            4,000,000      4,360,000
------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                        1,400,000      1,463,000
                                                                                                 -----------

                                                                                                   5,823,000

------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13 1                      2,727,000      3,190,590
------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                               350,000        288,750
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                 2,000,000      1,870,000
------------------------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09 1     1,500,000      1,595,625
------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Nts., 7/15/14 5                           3,300,000      3,448,500
                                                                                                 -----------
                                                                                                  10,393,465

------------------------------------------------------------------------------------------------------------
MATERIALS--12.5%
------------------------------------------------------------------------------------------------------------
CHEMICALS--4.3%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                       1,200,000      1,062,000
------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                          2,000,000        820,000
------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                            5,250,000      5,906,250
------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12 5                                           1,800,000      1,899,000
------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                       146,000        165,345
10.625% Sr. Unsec. Nts., 5/1/11                                                     5,400,000      6,183,000
------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.50% Sr. Nts., 7/15/12 5                                                          3,000,000      3,326,250
11.625% Sr. Unsec. Nts., 10/15/10                                                     146,000        169,725
------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                8,350,000      8,809,250
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                            400,000        518,913
13.09% Sr. Unsec. Disc. Nts., 12/31/09 1,9                                          2,400,000      1,284,000
------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                                 6,400,000      7,088,000
------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                                24,000         25,080
10.875% Sr. Unsec. Nts., 8/1/13                                                       146,000        185,055
------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 5                                     2,300,000      2,461,000


                     31 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                            PRINCIPAL          VALUE
                                                                               AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------
CHEMICALS Continued
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                      $3,500,000    $ 3,920,000
----------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                         1,800,000      1,989,000
----------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                     146,000        160,053
9.50% Sr. Sec. Nts., 12/15//08                                                700,000        767,375
9.625% Sr. Sec. Nts., Series A, 5/1/07                                      2,650,000      2,898,438
9.875% Sec. Nts., Series B, 5/1/07                                          1,935,000      2,053,519
10.50% Sr. Sec. Nts., 6/1/13                                                  850,000        986,000
----------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08               2,525,000      2,796,438
----------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                             891,021        877,656
----------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.086% Sr. Sec. Nts., 12/31/06 1,2                        282,157        277,925
----------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                              4,100,000      4,202,500
10.625% Sr. Unsec. Nts., 5/15/10                                            1,396,000      1,535,600
----------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09 1                                                1,550,000      1,608,125
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                       1,200,000      1,170,000
----------------------------------------------------------------------------------------------------
Rhodia SA:
8.875% Sr. Sub. Nts., 6/1/11                                                1,500,000      1,312,500
10.25% Sr. Unsec. Nts., 6/1/10                                              1,700,000      1,768,000
----------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625% Sr. Unsec. Sub. Nts., 5/15/11       950,000      1,049,750
----------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 1                       1,250,000      1,287,500
----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 1                                               1,738,826      1,643,191
11.25% Sr. Sub. Nts., 8/15/06 1,3,4                                         4,500,000             --
----------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 1                            714,000        805,035
                                                                                         -----------
                                                                                          73,011,473

----------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11 1                   2,700,000      3,118,500
----------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.4%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                 2,800,000      3,136,000
10.875% Sr. Sec. Nts., 3/1/13                                               1,400,000      1,634,500
----------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 5,7                                                  900,000        922,500
9.875% Sub. Nts., 10/15/14 5,7                                              1,200,000      1,234,500
----------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                     3,100,000      3,479,750
9.50% Sr. Sub. Nts., 8/15/13                                                2,000,000      2,295,000
----------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                          600,000        636,000
8.25% Sr. Unsec. Nts., 10/1/12                                              2,600,000      2,879,500


                     32 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL          VALUE
                                                                                  AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09 1                              $1,500,000    $ 1,642,500
-------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                 2,800,000      3,178,000
-------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                   2,700,000      2,889,000
8.25% Sr. Unsec. Nts., 5/15/13                                                 1,346,000      1,440,220
8.75% Sr. Sec. Nts., 11/15/12                                                  4,000,000      4,460,000
8.875% Sr. Sec. Nts., 2/15/09                                                  5,700,000      6,227,250
-------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 6                        1,650,000      1,419,000
-------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                     3,650,000      3,613,500
-------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                        2,700,000      2,990,250
9.25% Sr. Unsec. Nts., 2/1/08                                                  3,000,000      3,352,500
9.75% Sr. Unsec. Nts., 2/1/11                                                  4,000,000      4,450,000
-------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Nts., 7/15/14 5           2,300,000      2,420,750
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                             4,400,000      4,587,000
                                                                                            -----------
                                                                                             58,887,720

-------------------------------------------------------------------------------------------------------
METALS & MINING--2.9%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                   146,000        143,445
7.875% Sr. Unsec. Nts., 2/15/09                                                1,300,000      1,296,750
-------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 7.25% Sr. Nts., 7/1/13 5                             2,650,000      2,862,000
-------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                    2,000,000      1,960,000
-------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts., 8/15/14 5                                4,100,000      4,335,750
-------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Nts., 8/1/14 5                               2,000,000      2,135,000
-------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                          1,900,000      2,099,500
-------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,3,4       433,000             --
-------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                              850,000        973,250
-------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                  5,900,000      6,534,250
-------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 1                        2,500,000      2,787,500
-------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 3,4     3,000,000      2,910,000
-------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 1                       2,550,000      2,830,500
-------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                   1,600,000      1,676,000
-------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                         5,745,000      3,475,725
-------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                850,000        957,313
-------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                3,550,000      3,896,125
-------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                2,500,000      2,712,500
-------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                  1,500,000      1,672,500
-------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                   1,000,000      1,150,000
-------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                             1,430,000      1,644,500


                     33 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL          VALUE
                                                                                   AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
METALS & MINING Continued
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                              $ 1,299,000    $ 1,539,315
                                                                                             -----------
                                                                                              49,591,923

--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.7%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                  1,250,000      1,346,875
--------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11 5                               2,200,000      2,277,000
--------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                             1,000,000      1,080,000
--------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                                 6,700,000      7,772,000
9.375% Sr. Unsec. Nts., 2/1/13                                                  5,600,000      6,622,000
--------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,3,4                  3,300,000      1,534,500
--------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                         1,500,000      1,575,000
--------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 5                                                 3,546,000      3,386,430
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                  1,000,000        840,000
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1                         1,939,000      2,152,290
                                                                                             -----------
                                                                                              28,586,095

--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.2%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 3,4 [EUR]                        1,700,000             --
--------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                   1,860,000      1,980,900
--------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                            3,000,000      3,315,000
--------------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1,3,4                                 2,748,651            275
--------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                       3,250,000      3,420,625
--------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                         2,200,000      2,508,000
9.875% Sr. Sub. Nts., 8/15/13                                                   3,613,000      4,263,340
--------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                             500,000        552,500
--------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,3,4 [EUR]                                2,000,000         80,837
--------------------------------------------------------------------------------------------------------
MCI, Inc.:
5.908% Sr. Unsec. Nts., 5/1/07                                                  1,983,000      1,970,606
6.688% Sr. Unsec. Nts., 5/1/09                                                    683,000        659,949
7.735% Sr. Unsec. Nts., 5/1/14                                                    586,000        556,700
--------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,3,4                        4,000,000        100,000
--------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                           146,000        135,415
--------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Nts., 2/15/11 5             1,100,000      1,047,750
--------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 5                                             8,500,000      9,392,500
--------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14% Nts., 12/15/10 2,5                                   14,500,000     17,001,250
--------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                                  2,250,000             --
--------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08        950,000        945,250


                     34 | OPPENHEIMER CHAMPION INCOME FUND

                                                                        PRINCIPAL          VALUE
                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11       $ 1,400,000    $ 1,351,000
------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,3,4            4,500,000             --
                                                                                     -----------
                                                                                      49,281,897

------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.3%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                 2,650,000      2,696,375
11% Sr. Unsec. Nts., 7/31/10                                              146,000        166,075
12.50% Sr. Unsec. Nts., 2/1/11                                          2,000,000      2,250,000
------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                 4,500,000      3,667,500
------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                            4,600,000      4,715,000
------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 9       4,900,000      3,675,000
------------------------------------------------------------------------------------------------
AT&T Corp., 8.05% Sr. Nts., 11/15/11 2                                  3,000,000      3,371,250
------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,3,4        4,749,000             --
------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                               4,850,000      5,128,875
------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11               5,500,000      6,146,250
------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                3,246,000      2,109,900
10.875% Sr. Unsec. Nts., 7/1/10                                         1,400,000      1,015,000
------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                                                13,520,000     14,601,600
9.50% Sr. Unsec. Nts., 2/1/11                                           2,800,000      3,192,000
------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                 2,150,000      2,289,750
12.50% Sr. Nts., 11/15/09 1                                             3,008,000      3,489,280
------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12 5                                          2,100,000      2,147,250
9.75% Sr. Sub. Nts., 1/15/10                                            1,996,000      1,746,500
9.875% Sr. Nts., 2/1/10                                                 3,700,000      3,681,500
------------------------------------------------------------------------------------------------
SBA Communications Corp., 10.25% Sr. Unsec. Nts., 2/1/09                3,200,000      3,440,000
------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 6                                     6,046,000      4,927,490
------------------------------------------------------------------------------------------------
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                                           4,200,000      3,832,500
8.75% Sr. Unsec. Sub. Nts., 11/15/11                                      896,000        613,760
------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                        2,200,000      2,301,750
------------------------------------------------------------------------------------------------
US Unwired, Inc.:
0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 1,6            4,850,000      5,031,875
10% Sr. Sec. Nts., 6/15/12                                              1,500,000      1,563,750
------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                  2,546,000      2,609,650
                                                                                     -----------
                                                                                      90,409,880


                     35 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL          VALUE
                                                                             AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------
UTILITIES--6.0%
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.0%
AES Corp. (The):
8.75% Sr. Sec. Nts., 5/15/13 5,10                                        $3,200,000    $ 3,624,000
10% Sec. Nts., 7/15/05 1                                                  1,775,677      1,811,191
--------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12 5                     146,000        162,060
--------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                1,350,000      1,400,625
--------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09     1,193,456      1,318,768
--------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                  2,450,000      2,278,500
8.75% Sr. Nts., 7/15/07                                                   1,400,000      1,116,500
--------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                   1,146,000      1,206,165
7.75% Sr. Nts., 8/1/10 5                                                  1,300,000      1,381,250
9.875% Sr. Unsec. Nts., 10/15/07                                          3,900,000      4,353,375
--------------------------------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec.
Pass-Through Certificates, 1/15/05                                        1,500,000      1,515,831
--------------------------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                         350,000        411,250
--------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11        1,000,000      1,123,379
--------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                       6,800,000      7,446,000
--------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 3,4         1,200,000      1,062,000
--------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10 1                                  3,000,000      3,165,000
--------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                               1,400,000      1,540,000
--------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 5                            7,100,000      7,641,375
--------------------------------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08                                 2,600,000      2,827,500
--------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                              4,896,000      5,281,560
9.50% Sr. Sec. Nts., 7/15/13                                              4,700,000      5,128,875
--------------------------------------------------------------------------------------------------
Southern California Edison Co., 8% Sr. Nts., 2/15/07                      5,000,000      5,537,455
--------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                       6,250,000      6,687,500
--------------------------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/1/07                          570,000        652,192
                                                                                       -----------
                                                                                        68,672,351

--------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr. Unsec.
Nts., Series B, 5/20/11                                                   1,800,000      1,993,500
--------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                              1,000,000      1,060,000
                                                                                       -----------
                                                                                         3,053,500


                     36 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                     PRINCIPAL             VALUE
                                                                                        AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.7%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 1                        $ 3,318,047    $    3,666,442
----------------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                                                                  1,100,000         1,160,201
6.375% Sr. Sec. Nts., 2/1/08                                                           800,000           866,402
7.375% Nts., 9/15/23                                                                 1,600,000         1,657,550
----------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                               10,050,000         9,622,875
8.75% Sr. Nts., 2/15/12                                                              4,446,000         4,646,070
10.125% Sr. Sec. Nts., 7/15/13 5                                                     4,300,000         4,966,500
----------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                    2,603,209         2,656,901
                                                                                                  --------------
                                                                                                      29,242,941

----------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12            1,400,000         1,596,000
                                                                                                  --------------
Total Corporate Bonds and Notes (Cost $1,281,419,606)                                              1,336,056,351


                                                                                        SHARES
----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.1%
----------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,11                            137,443                --
----------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 1,4                       100,000         4,825,000
----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 5                             2,400           119,999
----------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,4,11                       721                72
----------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,4           15,000         1,353,750
----------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4,11                                 3,727                --
----------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                                  13,033            32,583
----------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg. 1,4,11         30,310                --
----------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 4,11                                                                            --             1,419
14.25% Cum. Jr. Exchangeable, Non-Vtg. 11                                                  613         4,612,825
----------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                    165               862
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,4,11                            5,063         4,240,263
----------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                        26,250         3,865,313
                                                                                                     -----------
Total Preferred Stocks (Cost $26,966,542)                                                             19,052,086

----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.4%
----------------------------------------------------------------------------------------------------------------
AboveNet, Inc. 4                                                                         2,595            62,280
----------------------------------------------------------------------------------------------------------------
ACE Ltd.                                                                                 9,000           360,540
----------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                              3,700           369,741
----------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                           7,400           355,126
----------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                       4,300           382,700


                     37 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS Continued
-------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR             35,000     $  964,250
-------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   5,761        382,300
-------------------------------------------------------------------------------
Apache Corp.                                               7,600        380,836
-------------------------------------------------------------------------------
Ashland, Inc.                                              6,700        375,736
-------------------------------------------------------------------------------
Autodesk, Inc.                                             7,900        384,177
-------------------------------------------------------------------------------
Bank of America Corp.                                      8,000        346,640
-------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                              3,984        383,141
-------------------------------------------------------------------------------
Black & Decker Corp.                                       4,900        379,456
-------------------------------------------------------------------------------
Boeing Co.                                                 6,600        340,692
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         9,600        367,776
-------------------------------------------------------------------------------
Burlington Resources, Inc.                                 9,394        383,275
-------------------------------------------------------------------------------
Cablevision Systems New York Group, Cl. A 4               40,000        811,200
-------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4                        15,012             --
-------------------------------------------------------------------------------
Centex Corp.                                               7,404        373,606
-------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 4          34,200      1,566,360
-------------------------------------------------------------------------------
Chesapeake Energy Corp.                                  525,000      8,310,750
-------------------------------------------------------------------------------
ChevronTexaco Corp.                                        7,000        375,480
-------------------------------------------------------------------------------
CIGNA Corp.                                                5,100        355,113
-------------------------------------------------------------------------------
CMS Energy Corp. 4                                        20,000        190,400
-------------------------------------------------------------------------------
Comcast Corp., Cl. A 4                                    30,000        847,200
-------------------------------------------------------------------------------
ConocoPhillips                                             4,561        377,879
-------------------------------------------------------------------------------
Conseco, Inc. 4                                           46,622        823,345
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                  15,200        306,584
-------------------------------------------------------------------------------
Corvis Corp. 4                                            92,871         74,297
-------------------------------------------------------------------------------
Countrywide Financial Corp.                                9,552        376,253
-------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                       132,227        222,141
-------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1,4                          1,204      1,561,329
-------------------------------------------------------------------------------
Cummins, Inc.                                              4,900        362,061
-------------------------------------------------------------------------------
Devon Energy Corp.                                         5,209        369,891
-------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                    17,600        347,424
-------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                     154,473        205,449
-------------------------------------------------------------------------------
DTE Energy Co.                                             8,500        358,615
-------------------------------------------------------------------------------
Eagle Materials, Inc.                                        148         10,552
-------------------------------------------------------------------------------
Eagle Materials, Inc.                                        499         34,431
-------------------------------------------------------------------------------
El Paso Corp.                                             25,000        229,750
-------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                            30,700      1,074,500
-------------------------------------------------------------------------------
EOG Resources, Inc.                                        6,000        395,100
-------------------------------------------------------------------------------
Equinix, Inc. 4                                           82,169      2,528,340


                      38 | OPPENHEIMER CHAMPION INCOME FUND

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
Exelon Corp.                                                10,000    $  366,900
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                           74,000     2,106,040
--------------------------------------------------------------------------------
Ford Motor Co.                                              24,600       345,630
--------------------------------------------------------------------------------
Freddie Mac                                                  5,100       332,724
--------------------------------------------------------------------------------
General Motors Corp.                                         8,193       348,039
--------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,8     1,665            --
--------------------------------------------------------------------------------
Globix Corp. 4                                              45,871       149,081
--------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                         10,000       287,900
--------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                           66,667            --
--------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                    79,703        18,332
--------------------------------------------------------------------------------
iPCS, Inc. 4                                                22,797       424,594
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                                   24,600       334,806
--------------------------------------------------------------------------------
KeySpan Corp.                                                9,100       356,720
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                         13,600       299,200
--------------------------------------------------------------------------------
Lincoln National Corp.                                       7,600       357,200
--------------------------------------------------------------------------------
Magellan Health Services, Inc. 4                            79,721     2,914,600
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                    6,325       224,285
--------------------------------------------------------------------------------
Marathon Oil Corp.                                           9,521       393,027
--------------------------------------------------------------------------------
MCI, Inc.                                                   20,367       341,147
--------------------------------------------------------------------------------
MetLife, Inc.                                                9,400       363,310
--------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 4                    138         3,888
--------------------------------------------------------------------------------
National City Corp.                                          9,200       355,304
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                      12,000       356,880
--------------------------------------------------------------------------------
NTL, Inc. 4                                                147,374     9,147,504
--------------------------------------------------------------------------------
Nucor Corp.                                                  4,300       392,891
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                   6,553       366,509
--------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                    10,765       122,936
--------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                      12,500       369,625
--------------------------------------------------------------------------------
PG&E Corp. 4                                                12,000       364,800
--------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                  8,400       348,600
--------------------------------------------------------------------------------
Pioneer Cos., Inc.4                                         57,620       864,300
--------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                16,250       185,250
--------------------------------------------------------------------------------
Prandium, Inc. 4,12                                        323,326         9,700
--------------------------------------------------------------------------------
Premier Holdings Ltd. 1,4                                  288,828            --
--------------------------------------------------------------------------------
Providian Financial Corp. 4                                 23,800       369,852
--------------------------------------------------------------------------------
Prudential Financial, Inc.                                   7,400       348,096
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                          7,800       366,912
--------------------------------------------------------------------------------
Safeco Corp.                                                 7,300       333,245


                     39 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS Continued
-------------------------------------------------------------------------------
Sears Roebuck & Co.                                        8,787    $   350,162
-------------------------------------------------------------------------------
Sempra Energy                                              9,500        343,805
-------------------------------------------------------------------------------
SouthTrust Corp.                                           8,400        349,944
-------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                        8,364        276,514
-------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                               5,983        140,601
-------------------------------------------------------------------------------
Stone Energy Corp. 4                                      20,000        875,200
-------------------------------------------------------------------------------
Sun Microsystems, Inc. 4                                  50,000        202,000
-------------------------------------------------------------------------------
Sunoco, Inc.                                               5,700        421,686
-------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                        50,000        956,000
-------------------------------------------------------------------------------
Telewest Global, Inc. 4                                  470,664      5,469,116
-------------------------------------------------------------------------------
Toys R Us, Inc.                                           21,200        376,088
-------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                                  50,000        192,500
-------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                           796,762      5,951,797
-------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                         39,500        989,475
-------------------------------------------------------------------------------
Valero Energy Corp.                                        5,300        425,113
-------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,4                         14,411         11,169
-------------------------------------------------------------------------------
Waste Management, Inc.                                    20,000        546,800
-------------------------------------------------------------------------------
Western Forest Products, Inc. 4                          395,470      2,900,030
-------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                 40,000        484,000
-------------------------------------------------------------------------------
WRC Media Corp. 1,4                                        8,794            176
-------------------------------------------------------------------------------
Xcel Energy, Inc.                                         20,000        346,400
-------------------------------------------------------------------------------
XO Communications, Inc. 4                                 11,249         35,547
                                                                    -----------
Total Common Stocks (Cost $68,485,300)                               74,620,666

                                                           UNITS
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.3%
AboveNet, Inc. Wts.:
Exp. 9/8/08 4                                              1,176          9,359
Exp. 9/8/10 4                                              1,384         10,714
-------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 1,4                 4,900        923,650
-------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,4                    2,000             33
-------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts., Exp. 5/1/05 4               13,281         47,216
-------------------------------------------------------------------------------
Citigroup, Inc. Wts., Exp. 12/31/50 4                     58,176         82,610
-------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                      3,300             33
-------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,4           2,320             --
-------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08 1,4       5,000             50
-------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,4     3,450             --
-------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,4                   6,000             --
-------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4          725              7


                     40 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                         VALUE
                                                                          UNITS     SEE NOTE 1
----------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
----------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 1,4                                  6,700    $        --
----------------------------------------------------------------------------------------------
Huntsman LLC Wts., Exp. 5/15/11 1,4                                       2,800        645,400
----------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,4                          17,655            177
----------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                                         19,990            100
Exp. 5/16/06 1,4                                                             30             --
----------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,4                                      3,390             --
----------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,4                                         3,600             36
----------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,4                  2,000             21
----------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,4                  1,390             --
----------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4                  2,565             26
----------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                     28,880          3,177
----------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,4                        3,200             32
----------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                       5,000             50
----------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                              100,000         25,000
----------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,4                                   3,500             35
----------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1,4                              15,200             --
----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                          9,711         14,081
----------------------------------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10 1,4                                      8,078             --
----------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 4                                          2,159         19,347
----------------------------------------------------------------------------------------------
Transocean, Inc. Wts., Exp. 5/1/09 4,5                                    7,000      2,415,875
----------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                      22,501         18,676
----------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                      16,876         10,126
----------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                      16,876          6,413
                                                                                    ----------
Total Rights, Warrants and Certificates (Cost $1,079,337)                            4,232,244


                                                                      PRINCIPAL
                                                                         AMOUNT
----------------------------------------------------------------------------------------------
STRUCTURED NOTES--4.0%
----------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 5,13                                    $19,000,000     19,261,250
Series 3-3, 8%, 12/29/09 5,13                                        43,550,000     43,686,094
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2004-1, 8.218%, 8/1/15 4,5,13                      5,000,000      5,387,055
                                                                                    ----------
Total Structured Notes (Cost $67,412,775)                                           68,334,399



                                          DATE           STRIKE      CONTRACTS
----------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
----------------------------------------------------------------------------------------------
Standard and Poor's 500 Index
(The) Put 4 (Cost $502,665)           12/20/04           $1,115            155         434,000


                     41 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL              VALUE
                                                                                         AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.3% 14
------------------------------------------------------------------------------------------------------------------
Undivided interest of 12.15% in joint repurchase agreement (Principal Amount/
Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS Warburg
LLC, 1.80%, dated 9/30/04, to be repurchased at $175,697,784 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a
value of $1,477,979,332 (Cost $175,689,000)                                        $175,689,000     $  175,689,000

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,632,845,456)                                          98.8%     1,683,646,821
------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             1.2         20,482,033
                                                                                   -------------------------------
NET ASSETS                                                                                100.0%    $1,704,128,854
                                                                                   ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR Euro

GBP British Pound Sterling

1. Illiquid security. See Note 8 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $257,079,628 or 15.09% of the Fund's net assets as of September 30, 2004.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. When-issued security or forward commitment to be delivered and settled after September 30, 2004. See Note 1 of Notes to Financial Statements.

8. Received as the result of issuer reorganization.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $141,563. See Note 6 of Notes to Financial Statements.

11. Interest or dividend is paid-in-kind.

12. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2004 amounts to $9,700. Transactions during the period in which the issuer was an affiliate are as follows:

                               SHARES                                       SHARES
                            SEPT. 30,          GROSS          GROSS      SEPT. 30,     UNREALIZED
                                 2003      ADDITIONS     REDUCTIONS           2004   DEPRECIATION
-------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Prandium, Inc.                323,326             --             --        323,326     $3,793,600

13. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

14. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      42 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $175,689,000 in repurchase agreements)--see accompanying statement of investments:
Unaffiliated companies (cost $1,629,042,156)                                                $1,683,637,121
Affiliated companies (cost $3,803,300)                                                               9,700
                                                                                            ---------------
                                                                                             1,683,646,821
-----------------------------------------------------------------------------------------------------------
Cash                                                                                             2,125,981
-----------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $646,978)                                                           643,860
-----------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                          945,697
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                      30,799,586
Investments sold (including $1,306,500 sold on a when-issued basis or forward commitment)       14,497,715
Shares of beneficial interest sold                                                               1,611,462
Futures margins                                                                                        525
Other                                                                                               21,849
                                                                                            ---------------
Total assets                                                                                 1,734,293,496

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $15,045,422 purchased on
a when-issued basis or forward commitment)                                                      23,013,186
Shares of beneficial interest redeemed                                                           3,330,767
Dividends                                                                                        2,192,244
Distribution and service plan fees                                                               1,042,730
Transfer and shareholder servicing agent fees                                                      288,680
Shareholder communications                                                                         205,814
Trustees' compensation                                                                              29,919
Other                                                                                               61,302
                                                                                            ---------------
Total liabilities                                                                               30,164,642

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $1,704,128,854
                                                                                            ===============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $      179,383
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   2,124,089,597
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (2,461,026)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                (469,432,662)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                   51,753,562
                                                                                            ---------------
NET ASSETS                                                                                  $1,704,128,854
                                                                                            ===============


                     43 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,003,748,039
and 105,610,447 shares of beneficial interest outstanding)                                          $9.50
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)     $9.97
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $425,071,522 and 44,777,113 shares
of beneficial interest outstanding)                                                                 $9.49
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $246,300,866 and 25,944,120 shares
of beneficial interest outstanding)                                                                 $9.49
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $29,008,427 and 3,050,993 shares
of beneficial interest outstanding)                                                                 $9.51

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     44 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                          $139,493,524
-------------------------------------------------------------------------------
Dividends                                                            1,535,488
-------------------------------------------------------------------------------
Portfolio lending fees                                                 153,384
                                                                   ------------
Total investment income                                            141,182,396

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                     10,167,241
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              2,337,499
Class B                                                              4,640,405
Class C                                                              2,493,198
Class N                                                                111,024
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              1,878,515
Class B                                                                843,747
Class C                                                                461,783
Class N                                                                 91,872
-------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                198,929
Class B                                                                120,066
Class C                                                                 56,716
Class N                                                                  4,626
-------------------------------------------------------------------------------
Trustees' compensation                                                  44,657
-------------------------------------------------------------------------------
Custodian fees and expenses                                             30,755
-------------------------------------------------------------------------------
Other                                                                   72,262
                                                                   ------------
Total expenses                                                      23,553,295
Less reduction to custodian expenses                                   (20,539)
Less payments and waivers of expenses                                  (61,322)
                                                                   ------------
Net expenses                                                        23,471,434

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              117,710,962


                     45 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                               $(21,757,435)
Closing of futures contracts                                                     3,143
Foreign currency transactions                                                1,649,357
Swap contracts                                                                (612,340)
Net increase from payment by affiliate                                           1,000
                                                                          -------------
Net realized loss                                                          (20,716,275)
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 79,127,716
Translation of assets and liabilities denominated in foreign currencies        249,622
Futures contracts                                                                7,788
Swap contracts                                                                 945,697
                                                                          -------------
Net change in unrealized appreciation (depreciation)                        80,330,823

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $177,325,510
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     46 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                             2004              2003
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                        $117,710,962      $125,541,962
--------------------------------------------------------------------------------------------
Net realized loss                                             (20,716,275)      (81,022,373)
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           80,330,823       270,699,732
                                                           ---------------------------------
Net increase in net assets resulting from operations          177,325,510       315,219,321

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                       (69,423,492)      (70,384,402)
Class B                                                       (30,473,943)      (37,165,672)
Class C                                                       (16,348,126)      (17,185,723)
Class N                                                        (1,510,734)         (807,093)

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                        93,691,660       114,234,056
Class B                                                       (71,643,962)      (10,257,079)
Class C                                                        (2,512,035)       32,959,892
Class N                                                        14,801,692         6,325,638

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total increase                                                 93,906,570       332,938,938
--------------------------------------------------------------------------------------------
Beginning of period                                         1,610,222,284     1,277,283,346
                                                           ---------------------------------
End of period (including accumulated net investment loss
of $2,461,026 and $3,073,644, respectively)                $1,704,128,854    $1,610,222,284
                                                           =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     47 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                      2004            2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $      9.17       $   8.05       $   9.00       $  11.00       $  11.84
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .69            .78            .77           1.03           1.15
Net realized and unrealized gain (loss)                     .33           1.12           (.95)         (1.97)          (.76)
                                                    --------------------------------------------------------------------------
Total from investment operations                           1.02           1.90           (.18)          (.94)           .39
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.69)          (.78)          (.77)         (1.06)         (1.15)
Distributions from net realized gain                         --             --             --             --           (.08)
                                                    --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.69)          (.78)          (.77)         (1.06)         (1.23)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $      9.50       $   9.17       $   8.05       $   9.00       $  11.00
                                                    ==========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                        11.40%         24.62%         (2.49)%        (9.19)%         3.42%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 1,003,748       $876,600       $659,017       $670,207       $672,817
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   953,063       $783,469       $718,443       $696,332       $681,335
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                      7.28%          8.98%          8.57%         10.14%         10.02%
Total expenses                                             1.07% 3,4      1.08% 3        1.14% 3        1.07% 3        1.05% 3
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      58%            68%            62%            47%            34%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     48 | OPPENHEIMER CHAMPION INCOME FUND

CLASS B     YEAR ENDED SEPTEMBER 30,                    2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   9.16       $   8.04       $   8.99       $  10.98       $  11.83
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .61            .71            .70            .96           1.06
Net realized and unrealized gain (loss)                  .34           1.12           (.95)         (1.97)          (.77)
                                                    -----------------------------------------------------------------------
Total from investment operations                         .95           1.83           (.25)         (1.01)           .29
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.62)          (.71)          (.70)          (.98)         (1.06)
Distributions from net realized gain                      --             --             --             --           (.08)
                                                    -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.62)          (.71)          (.70)          (.98)         (1.14)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   9.49       $   9.16       $   8.04       $   8.99       $  10.98
                                                    =======================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     10.58%         23.71%         (3.23)%        (9.81)%         2.54%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $425,072       $479,887       $432,009       $515,270       $534,309
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $463,835       $449,354       $508,625       $540,165       $534,106
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   6.57%          8.27%          7.85%          9.40%          9.25%
Total expenses                                          1.81% 3,4      1.84% 3        1.89% 3        1.82% 3        1.80% 3
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   58%            68%            62%            47%            34%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     49 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED SEPTEMBER 30,                     2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $   9.16       $   8.04       $   8.99       $  10.98       $  11.83
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .62            .71            .70            .96           1.06
Net realized and unrealized gain (loss)                  .33           1.12           (.95)         (1.97)          (.77)
                                                    -----------------------------------------------------------------------
Total from investment operations                         .95           1.83           (.25)         (1.01)           .29
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.62)          (.71)          (.70)          (.98)         (1.06)
Distributions from net realized gain                      --             --             --             --           (.08)
Total dividends and/or distributions
to shareholders                                         (.62)          (.71)          (.70)          (.98)         (1.14)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   9.49       $   9.16       $   8.04       $   8.99       $  10.98
                                                    =======================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     10.59%         23.71%         (3.23)%        (9.82)%         2.52%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $246,301      $240,077       $180,131       $192,898       $211,809
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $249,356      $208,876       $200,233       $208,439       $230,954
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   6.55%          8.23%          7.83%          9.40%          9.23%
Total expenses                                          1.82% 3,4      1.84% 3        1.89% 3        1.82% 3        1.80% 3
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   58%            68%            62%            47%            34%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     50 | OPPENHEIMER CHAMPION INCOME FUND

CLASS N    YEAR ENDED SEPTEMBER 30,                    2004          2003          2002         2001 1
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  9.17       $  8.05       $  9.00       $ 10.75
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .67           .75           .73           .57
Net realized and unrealized gain (loss)                 .32          1.11          (.93)        (1.75)
Total from investment operations                        .99          1.86          (.20)        (1.18)
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.65)         (.74)         (.75)         (.57)
Distributions from net realized gain                     --            --            --            --
                                                    ---------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.65)         (.74)         (.75)         (.57)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  9.51       $  9.17       $  8.05       $  9.00
                                                    ===================================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    11.07%        24.10%        (2.71)%      (11.29)%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $29,008       $13,658       $ 6,126       $ 1,017
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $22,249       $ 9,534       $ 3,398       $   330
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  6.78%         8.47%         8.04%         9.72%
Total expenses                                         1.54%         1.71%         1.36%         1.07%
Expenses after payments and waivers and
reduction to custodian expenses                        1.48%         1.50%          N/A 4         N/A 4
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  58%           68%           62%           47%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     51 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair


                     52 | OPPENHEIMER CHAMPION INCOME FUND
value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2004, the market value of these securities comprised 4.0% of the Fund's net assets and resulted in unrealized gains of $921,624.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2004, the Fund had purchased $15,045,422 of securities on a when-issued basis or forward commitment and sold $1,306,500 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2004, securities with an aggregate market value of $22,006,186, representing 1.29% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange
(the Exchange), normally 4:00 P.M.


                     53 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                     54 | OPPENHEIMER CHAMPION INCOME FUND

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
UNDISTRIBUTED     UNDISTRIBUTED            ACCUMULATED        OTHER INVESTMENTS
NET INVESTMENT        LONG-TERM                   LOSS       FOR FEDERAL INCOME
INCOME                     GAIN   CARRYFORWARD 1,2,3,4             TAX PURPOSES
-------------------------------------------------------------------------------
$1,011,514                  $--           $460,250,696              $42,380,111

1. As of September 30, 2004, the Fund had $443,736,594 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2004, details of the capital loss carryforwards were as follows:

                            EXPIRING
                            ------------------------
                            2008        $ 19,623,850
                            2009          30,381,616
                            2010          94,306,197
                            2011         235,839,091
                            2012          63,585,840
                                        ------------
                            Total       $443,736,594
                                        ============

2. As of September 30, 2004, the Fund had $16,514,102 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

3. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended September 30, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                   REDUCTION TO             INCREASE TO
                                    ACCUMULATED         ACCUMULATED NET
       INCREASE TO               NET INVESTMENT           REALIZED LOSS
       PAID-IN CAPITAL              INCOME LOSS          ON INVESTMENTS
       ----------------------------------------------------------------
       $8,159                          $657,951                $666,110

The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:

                                         YEAR ENDED            YEAR ENDED
                                 SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
     --------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                   $117,756,295          $125,542,890

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between


                     55 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities               $ 1,642,333,208
         Federal tax cost of other investments             (1,426,185)
                                                      ----------------
         Total federal tax cost                       $ 1,640,907,023
                                                      ================

         Gross unrealized appreciation                $   128,943,134
         Gross unrealized depreciation                    (86,563,023)
                                                      ----------------
         Net unrealized appreciation                  $    42,380,111
                                                      ================

-------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

-------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

-------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

-------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that


                     56 | OPPENHEIMER CHAMPION INCOME FUND
affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

-------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED SEPTEMBER 30, 2004         YEAR ENDED SEPTEMBER 30, 2003
                                   SHARES              AMOUNT            SHARES              AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                           41,567,263       $ 391,849,534        71,138,604       $ 613,903,824
Dividends and/or
distributions reinvested        5,595,690          52,821,467         6,152,135          53,097,365
Redeemed                      (37,188,670)       (350,979,341)      (63,565,016)       (552,767,133)
                              ----------------------------------------------------------------------
Net increase                    9,974,283       $  93,691,660        13,725,723       $ 114,234,056
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                            7,616,034       $  71,826,969        12,071,680       $ 104,207,690
Dividends and/or
distributions reinvested        2,169,505          20,455,811         2,882,735          24,780,208
Redeemed                      (17,425,884)       (163,926,742)      (16,297,543)       (139,244,977)
                              ----------------------------------------------------------------------
Net decrease                   (7,640,345)      $ (71,643,962)       (1,343,128)      $ (10,257,079)
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                            6,217,532       $  58,612,089         9,887,489       $  85,454,943
Dividends and/or
distributions reinvested        1,158,067          10,919,757         1,269,733          10,941,743
Redeemed                       (7,653,337)        (72,043,881)       (7,349,605)        (63,436,794)
                              ----------------------------------------------------------------------
Net increase (decrease)          (277,738)      $  (2,512,035)        3,807,617       $  32,959,892
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                            1,860,624       $  17,609,798         1,090,938       $   9,517,277
Dividends and/or
distributions reinvested          154,682           1,460,212            90,522             786,170
Redeemed                         (453,873)         (4,268,318)         (453,051)         (3,977,809)
                              ----------------------------------------------------------------------
Net increase                    1,561,433       $  14,801,692           728,409       $   6,325,638
                              ======================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2004, were $890,144,201 and $865,934,782, respectively.


                     57 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, and 0.55% of average annual net assets in excess of $1 billion.

-------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

-------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2004, the Fund paid $3,218,955 to OFS for services to the Fund.

-------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

-------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

-------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B, Class C and Class N shares were $21,969,244, $7,464,138 and $359,000, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                     58 | OPPENHEIMER CHAMPION INCOME FUND

-------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                               CLASS A           CLASS B           CLASS C           CLASS N
                             CLASS A        CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                           FRONT-END          DEFERRED          DEFERRED          DEFERRED          DEFERRED
                       SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
                         RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
YEAR ENDED               DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
------------------------------------------------------------------------------------------------------------
September 30, 2004          $620,840           $63,539        $1,044,894           $41,193           $10,373

-------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $1,000, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived $23,525, $17,378, $6,087 and $14,332 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

-------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of September 30, 2004, the Fund had no outstanding foreign currency contracts.


                     59 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
6. FUTURES CONTRACTS

      A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      As of September 30, 2004, the Fund had outstanding futures contracts as follows:

                                 EXPIRATION       NUMBER OF     VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                   DATE       CONTRACTS      SEPT. 30, 2004    APPRECIATION
-----------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Standard & Poor's 500 Index        12/16/04               7          $1,951,075          $7,788

-------------------------------------------------------------------------------
7. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index.


                     60 | OPPENHEIMER CHAMPION INCOME FUND

Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of September 30, 2004, the Fund had entered into the following interest rate swap agreements:

                                    FIXED RATE   FLOATING RATE
                                   PAID BY THE     RECEIVED BY
                                       FUND AT     THE FUND AT
SWAP                   NOTIONAL      SEPT. 30,       SEPT. 30,       FLOATING    TERMINATION     UNREALIZED
COUNTERPARTY          PRINCIPAL           2004            2004     RATE INDEX          DATES   APPRECIATION
-----------------------------------------------------------------------------------------------------------
                                                                  Three-Month
Deutsche Bank AG    $35,000,000           3.19%           1.86%         LIBOR         3/9/09       $642,567
                                                                  Three-Month
Deutsche Bank AG     19,000,000           4.23            1.86          LIBOR         3/9/14        303,130
                                                                                                   --------
                                                                                                   $945,697
                                                                                                   ========

Index abbreviation is as follows:

LIBOR London-Interbank Offered Rate

-------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of September 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2004 was $126,542,942, which represents 7.43% of the Fund's net assets, of which zero percent is considered restricted. Information concerning restricted securities is as follows:

                                  ACQUISITION                         VALUATION AS OF       UNREALIZED
SECURITY                                 DATE             COST     SEPTEMBER 30, 2004     DEPRECIATION
------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Geotek Communications, Inc.,
Series B, Escrow Shares                1/4/01           $6,660                    $--           $6,660


                     61 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of September 30, 2004, the Fund had no securities on loan.

-------------------------------------------------------------------------------
10. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                     62 | OPPENHEIMER CHAMPION INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CHAMPION INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Champion Income Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Champion Income Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
November 16, 2004


                     63 | OPPENHEIMER CHAMPION INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2004 which are not designated as capital gain distributions should be multiplied by 0.97% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,112,367 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     64 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE         BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                             CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                     RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board                Mortgage Company (since 1991), Centennial State Mortgage Company (since
of Trustees (since 2003)             1994), The El Paso Mortgage Company (since 1993), Transland Financial Services,
and Trustee (since 2000)             Inc. (since 1997); Chairman of the following private companies: Great Frontier
Age: 67                              Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                     Broadway Ventures (since 1984); a director of the following public companies:
                                     Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                     and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                     Formerly a director of the following: Storage Technology Corporation (a publicly-
                                     held computer equipment company) (1991-February 2003), and International
                                     Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                                     (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees
                                     39 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                      Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1993)                 of private equity funds) (until February 2001); Chairman, President and Chief
Age: 73                              Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons,
                                     Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G.
                                     Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                     (until March 1999); and a Director (until March 2000) of A.G. Edwards &
                                     Sons and A.G. Edwards Trust Company. Oversees 39 portfolios in the
                                     OppenheimerFunds complex.

GEORGE C. BOWEN,                     Formerly Assistant Secretary and a director (December 1991-April 1999) of
Trustee (since 1998)                 Centennial Asset Management Corporation; President, Treasurer and a director
Age: 68                              (June 1989-April 1999) of Centennial Capital Corporation; Chief Executive
                                     Officer and a director of MultiSource Services, Inc. (March 1996-April 1999).
                                     Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 39 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                   A member of The Life Guard of Mount Vernon, George Washington's home
Trustee (since 2000)                 (since June 2000). Formerly Director (March 2001-May 2002) of Genetic ID, Inc.
Age: 66                              and its subsidiaries (a privately held biotech company); a partner (July 1974-June
                                     1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman
                                     (July 1994-June 1998) of Price Waterhouse LLP Global Investment Management
                                     Industry Services Group. Oversees 39 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                       Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-
Trustee (since 1990)                 profit foundation); a director (since 1997) of Putnam Lovell Finance (finance
Age: 62                              company); a director (since June 2002) of UNUMProvident (an insurance company).
                                     Formerly a director (October 1999-October 2003) of P.R. Pharmaceuticals
                                     (a privately held company); Chairman and a director (until October 1996) and
                                     President and Chief Executive Officer (until October 1995) of the Manager;
                                     President, Chief Executive Officer and a director (until October 1995) of


                     65 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                       Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
Continued                            Financial Services, Inc. Oversees 39 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                        Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)                 Formerly (until October 1994) Mr. Freedman held several positions in
Age: 63                              subsidiary or affiliated companies of the Manager. Oversees 39 portfolios in the
                                     OppenheimerFunds complex.

BEVERLY L. HAMILTON,                 Trustee of Monterey International Studies (an educational organization) (since
Trustee (since 2002)                 February 2000); a director of The California Endowment (a philanthropic
Age: 57                              organization) (since April 2002) and of Community Hospital of Monterey Peninsula
                                     (educational organization) (since February 2002); a director of America Funds
                                     Emerging Markets Growth Fund (since October 1991) (an investment company);
                                     an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs.
                                     Hamilton also is a member of the investment committees of the Rockefeller
                                     Foundation and of the University of Michigan. Formerly, Trustee of MassMutual
                                     Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services (April
                                     1987-May 2004) (investment companies); member of the investment committee
                                     (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment
                                     Management Company. Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                    Chairman, Chief Executive Officer and Director of Steele Street State Bank (a
Trustee (since 2002)                 commercial banking entity) (since August 2003); director of Colorado UpLIFT
Age: 60                              (a non-profit organization) (since 1986); trustee (since 2000) of the Gallagher
                                     Family Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-
                                     Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,)
                                     (July 1996-April 1, 1999), a director of: Commercial Assets, Inc. (a REIT) (1993-
                                     2000), Jones Knowledge, Inc. (a privately held company) (2001-July 2004) and
                                     U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees
                                     38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,            Trustee of MassMutual Institutional Funds (since 1996) and MML Series
Trustee (since 2001)                 Investment Fund (since 1987) (both open-end investment companies) and the
Age: 62                              Springfield Library and Museum Association (since 1995) (museums) and the
                                     Community Music School of Springfield (music school) (since 1996); Trustee
                                     (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute (private university); and President and Treasurer (since January 1999) of the SIS Fund
                                     (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 -
                                     2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly
                                     SIS Bank) (commercial bank); and Executive Vice President (January 1999-July
                                     1999) of Peoples Heritage Financial Group, Inc. (commercial bank). Oversees 39 portfolios in the OppenheimerFunds complex.


                     66 | OPPENHEIMER CHAMPION INCOME FUND

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                        225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                   AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee              (since September 2000) of the Manager; President and a director or trustee
(since 2001)                       of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                            Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                   Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                                   of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                   OppenheimerFunds Legacy Program (a charitable trust program established by the
                                   Manager); a director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management Corporation and Tremont Capital
                                   Management, Inc. (since November 2001), HarbourView Asset Management Corporation and
                                   OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001)
                                   and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                   Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                   Insurance Company (the Manager's parent company); a director (since June 1995) of
                                   DLB Acquisition Corporation (a holding company that owns the shares of Babson
                                   Capital Management LLC); a member of the Investment Company Institute's Board of
                                   Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                   Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                   President and trustee (November 1999-November 2001) of MML Series Investment Fund
                                   and MassMutual Institutional Funds (open-end investment companies); a director
                                   (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                   Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                                   Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                   Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                                   74 portfolios as Trustee/Director and 10 portfolios as Officer in the
                                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. KOURKOULAKOS
                                   AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                   10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO
                                   80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER EARLIER
                                   RESIGNATION, DEATH OR REMOVAL.

DIMITRIOS KOURKOULAKOS,            Vice President of the Manager since December 2001; an officer of 3 portfolios
Vice President and Portfolio       in the OppenheimerFunds complex; formerly a High Yield Analyst (1998 - 2001)
Manager (since 2002)               and a Securities Analyst (1995 - 1998) of the Manager.
Age: 39

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)             Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                   Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                                   Asset Management, Inc. (since November 2000), and of OppenheimerFunds
                                   Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer


                    67 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                     and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust
Continued                            company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                     Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                     Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                     Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                     (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                     Division. An officer of 84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                      Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary         February 2002) of the Manager; General Counsel and a director (since November
(since 2001)                         2001) of the Distributor; General Counsel (since November 2001) of Centennial
Age: 56                              Asset Management Corporation; Senior Vice President and General Counsel
                                     (since November 2001) of HarbourView Asset Management Corporation;
                                     Secretary and General Counsel (since November 2001) of Oppenheimer
                                     Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                     OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                     and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                     Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                     Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                     of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                     Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                     of OppenheimerFunds Legacy Program; Senior Vice President and General
                                     Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                     director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                     Vice President (May 1985-December 2003), Acting General Counsel (November
                                     2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                     of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                     November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                     2001); and OppenheimerFunds International Ltd. (October 1997-November
                                     2001). An officer of 84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                    Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and                   Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer             Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                         Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 54                              OppenheimerFunds, Inc. An officer of 84 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                     68 | OPPENHEIMER CHAMPION INCOME FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $29,000 in fiscal 2004 and $26,500 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $6,748 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

(f) Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $46,107 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)